Loans Receivable - Discovery Term Loan (Details) $ in Millions		12 Months Ended
	Apr. 15, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 15, 2025 $ / shares
Loans Receivable
Interest revenue		$ 14.2	$ 8.3
Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Loans Receivable
Notional amount	$ 100.0
Loan receivable term	7 years
Loan availability term	2 years
Adjustment to interest rate basis	4.50%
Amortization beginning period	5 years
Amortization percentage per quarter	5.00%
Upfront fee percentage on principal drawn	2.00%
Standby fee on undrawn funds	1.00%
Discovery Term Loan | Loans receivable
Loans Receivable
Interest revenue		$ 1.4
Discovery Term Loan | SOFR
Loans Receivable
Notional amount	$ 100.0
Discovery Term Loan | Discovery Silver Corp. on the Porcupine Complex Canada
Loans Receivable
Number of common share purchase warrants | shares	3,900,000
Exercise price of warrants per common share | $ / shares				$ 0.95
Discovery Term Loan | Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Loans Receivable
Amortization beginning period	5 years